REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Schedule of Regulatory Capital and Ratios

	Actual		Required for Capital Adequacy Purposes		Minimums To Be “Well Capitalized” Under Prompt Corrective Action

	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2021

Tier 1 capital (to average assets)
Company	$156,723	9.74%	$64,376	4.00%	$—	—
Bank	$168,027	10.44%	$64,376	4.00%	$80,470	5.00%

CET 1 capital (to risk-weighted assets)
Company	$156,723	10.35%	$106,019	7.00%	$—	—
Bank	$168,027	11.09%	$106,019	7.00%	$98,446	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$156,723	10.35%	$128,737	8.50%	$—	—
Bank	$168,027	11.09%	$128,737	8.50%	$121,164	8.00%

Total capital (to risk-weighted assets)
Company	$171,567	11.33%	$159,028	10.50%	$—	—
Bank	$182,871	12.07%	$159,028	10.50%	$151,455	10.00%
NOTE 16.    REGULATORY MATTERS (Continued)

	Actual		Required for Capital Adequacy Purposes		Minimums To Be “Well Capitalized” Under Prompt Corrective Action

	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2020

Tier 1 capital (to average assets)
Company	$118,837	9.24%	$51,426	4.00%	$—	—
Bank	$130,852	10.18%	$51,426	4.00%	$77,139	5.00%

CET 1 capital (to risk-weighted assets)
Company	$118,837	10.63%	$78,257	7.00%	$—	—
Bank	$130,852	11.70%	$78,257	7.00%	$72,667	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$118,837	10.63%	$95,026	8.50%	$—	—
Bank	$130,852	11.70%	$95,026	8.50%	$89,436	8.00%

Total capital (to risk-weighted assets)
Company	$135,196	12.09%	$117,835	10.50%	$—	—
Bank	$142,711	12.77%	$117,835	10.50%	$117,795	10.00%